                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-08012

                        Government Obligations Portfolio
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
--------------------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
--------------------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
--------------------------------------------------------------------------------
                         (Registrant's Telephone Number)

                                   December 31
--------------------------------------------------------------------------------
                             Date of Fiscal Year End

                                December 31, 2003
--------------------------------------------------------------------------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF DECEMBER 31, 2003
PORTFOLIO OF INVESTMENTS

U.S. GOVERNMENT
AGENCY OBLIGATIONS -- 5.0%

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)   VALUE
------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 6.125%, 3/15/12               $        68,000   $    75,860,392
------------------------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (IDENTIFIED COST, $74,740,773)                                                $    75,860,392
------------------------------------------------------------------------------------------------

MORTGAGE PASS-THROUGHS -- 117.7%

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)   VALUE
------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
   5.50%, with various maturities to 2011                      $            23   $        23,809
   6.00%, with various maturities to 2026                                2,663         2,778,262
   6.25%, with maturity at 2008                                             13            13,172
   6.50%, with various maturities to 2024(1)                            65,778        69,551,053
   6.75%, with various maturities to 2007                                   12            12,229
   6.87%, with maturity at 2024                                          1,809         1,927,824
   7.00%, with various maturities to 2019(1)                            52,037        55,655,956
   7.089%, with maturity at 2023                                         3,628         3,890,828
   7.25%, with maturity at 2022                                          6,427         6,907,358
   7.50%, with various maturities to 2028                               26,830        29,017,935
   7.625%, with maturity at 2019                                         2,464         2,688,064
   7.75%, with various maturities to 2018                                  294           316,333
   7.78%, with maturity at 2022                                            972         1,056,555
   7.85%, with maturity at 2020                                          2,165         2,377,238
   8.00%, with various maturities to 2028                               71,377        77,976,723
   8.13%, with maturity at 2019                                          3,570         3,944,089
   8.15%, with various maturities to 2021                                1,612         1,769,322
   8.25%, with various maturities to 2017                                3,164         3,387,448
   8.50%, with various maturities to 2027                               28,926        31,898,314
   8.75%, with various maturities to 2016                                2,642         2,836,709
   9.00%, with various maturities to 2027                               60,747        67,859,167
   9.25%, with various maturities to 2017                                3,055         3,348,024
   9.50%, with various maturities to 2026                               17,461        19,749,970
   9.75%, with various maturities to 2018                                1,370         1,502,903
   10.00%, with various maturities to 2025                              19,205        22,295,203
   10.50%, with various maturities to 2021                              11,880        13,957,905
   10.75%, with maturity at 2011                                           418           469,975
   11.00%, with various maturities to 2021                              15,399        18,171,950
   11.25%, with maturity at 2014                                           391           448,856
   11.50%, with various maturities to 2017                               1,566         1,843,329
   11.75%, with maturity at 2011                                           221           255,145
   12.00%, with various maturities to 2019                               2,956         3,557,457
   12.25%, with various maturities to 2019                                 332           393,980
   12.50%, with various maturities to 2019                               6,910         8,319,602
   12.75%, with various maturities to 2015                                  84           101,311
   13.00%, with various maturities to 2019                                 910         1,116,070
   13.25%, with various maturities to 2019                                 106           129,676
   13.50%, with various maturities to 2019                     $         1,832   $     2,224,222
   14.00%, with various maturities to 2016                                 315           386,244
   14.50%, with various maturities to 2014                                  30            38,216
   14.75%, with maturity at 2010                                           108           130,225
   15.00%, with various maturities to 2013                                 720           908,411
   15.25%, with maturity at 2012                                            32            41,586
   15.50%, with maturity at 2011                                            11            13,834
   16.00%, with maturity at 2012                                            38            49,282
   16.25%, with various maturities to 2012                                  29            36,300
------------------------------------------------------------------------------------------------
                                                                                 $   465,378,064
------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
   0.25%, with maturity at 2014                                $            11   $        10,453
   3.50%, with maturity at 2007                                              2             1,833
   5.00%, with maturity at 2017                                             18            18,964
   5.25%, with maturity at 2006                                              9             9,734
   5.50%, with maturity at 2006                                             12            12,638
   6.00%, with various maturities to 2024                                2,179         2,277,816
   6.50%, with various maturities to 2026(1)                           220,694       233,012,792
   6.75%, with maturity at 2007                                              3             3,519
   7.00%, with various maturities to 2017                              110,204       117,651,466
   7.25%, with various maturities to 2017                                1,019         1,094,013
   7.50%, with various maturities to 2029                               74,514        80,399,934
   7.75%, with various maturities to 2008                                  149           157,968
   7.875%, with maturity at 2021                                         3,297         3,622,663
   7.979%, with maturity at 2030                                           469           516,306
   8.00%, with various maturities to 2027                               71,864        78,327,520
   8.25%, with various maturities to 2025                                4,177         4,515,987
   8.33%, with maturity at 2020                                          1,696         1,878,586
   8.50%, with various maturities to 2027                               35,954        39,634,422
   8.575%, with maturity at 2021                                         1,697         1,887,171
   8.75%, with various maturities to 2017                                2,893         3,121,987
   8.881%, with maturity at 2010                                           653           716,984
   9.00%, with various maturities to 2030                               14,180        15,747,597
   9.125%, with maturity at 2011                                           479           532,803
   9.25%, with various maturities to 2016                                  661           728,032
   9.50%, with various maturities to 2030                               15,539        17,535,749
   9.704%, with maturity at 2025                                           349           404,046
   9.75%, with maturity at 2019                                             82            94,809
   9.92%, with maturity at 2021                                            433           501,704
   10.00%, with various maturities to 2027                              14,644        16,967,174
   10.036%, with maturity at 2020                                          551           636,923
   10.053%, with maturity at 2023                                          565           661,958
   10.29%, with maturity at 2021                                           641           752,692
   10.294%, with maturity at 2021                                          325           380,073
   10.365%, with maturity at 2025                                          495           578,753
   10.50%, with various maturities to 2025                               3,973         4,625,109
   11.00%, with various maturities to 2025                               7,781         9,162,042
   11.137%, with maturity at 2019                                          649           769,185
   11.50%, with various maturities to 2020                               4,913         5,812,577
   11.534%, with maturity at 2025                                          307           371,750
   11.591%, with maturity at 2018                                          982         1,167,144
   11.75%, with various maturities to 2017                                 634           758,145

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)   VALUE
------------------------------------------------------------------------------------------------
   12.00%, with various maturities to 2020                     $        10,841   $    13,026,823
   12.25%, with various maturities to 2015                                 568           686,364
   12.267%, with maturity at 2021                                          553           670,249
   12.50%, with various maturities to 2021                               3,080         3,720,313
   12.707%, with maturity at 2015                                          887         1,087,485
   12.75%, with various maturities to 2015                                 596           721,074
   13.00%, with various maturities to 2019                               2,288         2,747,907
   13.25%, with various maturities to 2015                                 567           689,768
   13.50%, with various maturities to 2015                               1,435         1,779,473
   13.75%, with maturity at 2011                                            22            26,603
   14.00%, with various maturities to 2014                                  53            65,093
   14.50%, with various maturities to 2014                                  66            82,019
   14.75%, with maturity at 2012                                         1,096         1,373,404
   15.00%, with various maturities to 2013                               1,084         1,375,534
   15.50%, with maturity at 2012                                           158           202,143
   15.75%, with maturity at 2011                                             5             6,970
   16.00%, with maturity at 2012                                           643           826,057
------------------------------------------------------------------------------------------------
                                                                                 $   676,148,300
------------------------------------------------------------------------------------------------
Government National Mortgage Assn.:
   6.50%, with various maturities to 2026(1)                           241,030       255,058,887
   7.00%, with various maturities to 2025(1)                           120,914       129,556,824
   7.25%, with various maturities to 2022                                  330           350,309
   7.50%, with various maturities to 2024                               26,563        28,845,253
   8.00%, with various maturities to 2027                               75,646        82,875,594
   8.25%, with various maturities to 2019                                  736           810,635
   8.30%, with maturity at 2020                                            281           311,257
   8.50%, with various maturities to 2018                               10,985        12,181,878
   9.00%, with various maturities to 2027                               49,201        55,197,495
   9.50%, with various maturities to 2026(1)                            32,162        36,274,254
   10.00%, with various maturities to 2025                               4,288         4,849,993
   11.00%, with various maturities to 2020                               3,678         4,372,943
   11.50%, with maturity at 2013                                            48            56,349
   12.00%, with various maturities to 2015                               2,947         3,545,324
   12.50%, with various maturities to 2019                               1,289         1,565,074
   13.00%, with various maturities to 2014                                 275           337,549
   13.50%, with maturity at 2011                                            10            12,066
   14.00%, with maturity at 2015                                            30            38,260
   14.50%, with maturity at 2014                                            10            12,456
   15.00%, with various maturities to 2013                                 216           276,779
   16.00%, with various maturities to 2012                                  56            72,200
------------------------------------------------------------------------------------------------
                                                                                 $   616,601,379
------------------------------------------------------------------------------------------------
Collateralized Mortgage Obligations:
   Federal Home Loan Mortgage Corp.,
     Series 1896, Class Z, 6.00%, due 2026                               5,227         5,409,488
   Federal National Mortgage Assn.,
     Series 1993-120, Class K, 7.00%, due 2022                           5,320         5,398,523
   Federal National Mortgage Assn.,
     Series 1993-16, Class Z, 7.50%, due 2023                            3,207         3,446,949
   Federal National Mortgage Assn.,
     Series 1993-39, Class Z, 7.50%, due 2023                  $         7,240   $     7,778,692
   Federal National Mortgage Assn.,
     Series G93-29, Class Z, 7.00%, due 2023                             9,751        10,361,503
------------------------------------------------------------------------------------------------
                                                                                 $    32,395,155
------------------------------------------------------------------------------------------------

TOTAL MORTGAGE PASS-THROUGHS
   (IDENTIFIED COST $1,778,704,251)                                              $ 1,790,522,898
------------------------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 0.5%

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)   VALUE
------------------------------------------------------------------------------------------------
U.S. Treasury Bond, 7.125%, 2/15/23(2)                         $         6,000   $     7,490,394
------------------------------------------------------------------------------------------------

TOTAL U.S. TREASURY OBLIGATIONS
   (IDENTIFIED COST, $6,275,765)                                                 $     7,490,394
------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 0.2%

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)   VALUE
------------------------------------------------------------------------------------------------
Investors Bank and Trust Time Deposit,
1.01%, 1/2/04                                                  $         3,929   $     3,929,000
------------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $3,929,000)                                               $     3,929,000
------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 123.4%
   (IDENTIFIED COST $1,863,649,789)                                              $ 1,877,802,684
------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- (23.4)%                                        $  (356,515,015)
------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                             $ 1,521,287,669
------------------------------------------------------------------------------------------------

(1)  A portion of this security is on loan at December 31, 2003.

(2) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        SEE NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS PORTFOLIO AS OF DECEMBER 31, 2003
FINANCIAL STATEMENTS
STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2003

ASSETS

Investments, at value including $348,717,747
   of securities on loan (identified cost, $1,863,649,789)                 $  1,877,802,684
Cash                                                                                    327
Receivable for investments sold                                                   3,555,370
Interest receivable                                                              12,587,612
-------------------------------------------------------------------------------------------
TOTAL ASSETS                                                               $  1,893,945,993
-------------------------------------------------------------------------------------------

LIABILITIES

Collateral for securities loaned                                           $    372,130,748
Payable for daily variation margin on open financial futures contracts              462,500
Payable to affiliate for Trustees' fees                                               6,986
Accrued expenses                                                                     58,090
-------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                          $    372,658,324
-------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                  $  1,521,287,669
-------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                    $  1,508,046,602
Net unrealized appreciation (computed on the basis of identified cost)           13,241,067
-------------------------------------------------------------------------------------------
TOTAL                                                                      $  1,521,287,669
-------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME

Interest                                                                   $     48,225,447
Security lending income, net                                                      5,036,096
-------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                    $     53,261,543
-------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                     $     11,983,292
Trustees' fees and expenses                                                          29,104
Custodian fee                                                                       388,994
Legal and accounting services                                                        55,156
Interest expense                                                                    135,608
Miscellaneous                                                                        50,437
-------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                             $     12,642,591
-------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                      $     40,618,952
-------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                         $      9,968,047
   Financial futures contracts                                                  (17,535,578)
-------------------------------------------------------------------------------------------
NET REALIZED LOSS                                                          $     (7,567,531)
-------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                     $    (42,680,125)
   Financial futures contracts                                                    8,537,406
-------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                       $    (34,142,719)
-------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                           $    (41,710,250)
-------------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                                 $     (1,091,298)
-------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                            YEAR ENDED           YEAR ENDED
IN NET ASSETS-                                                 DECEMBER 31, 2003    DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------

From operations --
   Net investment income                                       $      40,618,952    $      44,751,237
   Net realized gain (loss)                                           (7,567,531)             360,261
   Net change in unrealized
      appreciation (depreciation)                                    (34,142,719)          35,242,970
-----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                             $      (1,091,298)   $      80,354,468
-----------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                               $     984,539,314    $   1,229,453,821
   Withdrawals                                                    (1,034,972,621)        (412,516,376)
-----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS                                   $     (50,433,307)   $     816,937,445
-----------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                          $     (51,524,605)   $     897,291,913
-----------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                           $   1,572,812,274    $     675,520,361
-----------------------------------------------------------------------------------------------------
AT END OF YEAR                                                 $   1,521,287,669    $   1,572,812,274
-----------------------------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS

                                                                           YEAR ENDED
INCREASE (DECREASE) IN CASH                                                DECEMBER 31, 2003
--------------------------------------------------------------------------------------------

Cash Flows From (Used For) Operating Activities --
   Purchase of investments                                                 $  (1,670,743,765)
   Proceeds from sales of investments and principal repayments                 1,434,486,901
   Interest received, including net securities lending income                    137,389,555
   Interest paid                                                                    (135,608)
   Operating expenses paid                                                       (12,527,072)
   Net purchase of short-term investments                                           (435,000)
   Financial futures contracts transactions                                      (16,541,845)
   Repayment of collateral for securities loaned, net                            170,400,248
   Decrease in unrealized loss from futures transactions                           8,537,406
--------------------------------------------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES                                         $      50,430,820
--------------------------------------------------------------------------------------------
Cash Flows From (Used For) Financing Activities --
   Proceeds from capital contributions                                     $     984,539,314
   Payments for capital withdrawals                                           (1,034,972,621)
--------------------------------------------------------------------------------------------
NET CASH USED FOR FINANCING ACTIVITIES                                     $     (50,433,307)
--------------------------------------------------------------------------------------------

NET DECREASE IN CASH                                                       $          (2,487)
--------------------------------------------------------------------------------------------

CASH AT BEGINNING OF YEAR                                                  $           2,814
--------------------------------------------------------------------------------------------

CASH AT END OF YEAR                                                        $             327
--------------------------------------------------------------------------------------------

RECONCILIATION OF NET DECREASE IN NET ASSETS
FROM OPERATIONS TO NET CASH FROM
OPERATING ACTIVITIES
--------------------------------------------------------------------------------------------
Net decrease in net assets from operations                                 $      (1,091,298)
Decrease in receivable for investments sold                                           22,553
Decrease in payable for investments purchased                                     (9,772,561)
Decrease in interest receivable                                                    1,171,376
Decrease in receivable for daily variation margin                                    993,733
Increase in payable to affiliate                                                         733
Decrease in accrued expenses                                                         (23,861)
Decrease in prepaid expenses                                                           3,039
Increase in collateral for securities loaned                                     170,400,248
Net increase in investments                                                     (111,273,142)
--------------------------------------------------------------------------------------------
NET CASH FROM OPERATING ACTIVITIES                                         $      50,430,820
--------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SUPPLEMENTARY DATA

                                                                                YEAR ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------
                                                            2003         2002           2001 (1)       2000        1999
---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average daily net assets):
   Expenses                                                   0.70%          0.75%          0.81%        0.84%        0.83%
   Interest expense                                           0.01%          0.00%(2)       0.02%        0.02%        0.02%
   Net investment income                                      2.26%          4.41%          5.91%        7.77%        7.79%
Portfolio Turnover                                              67%            41%            21%          22%          18%
-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN*                                                 0.01%          8.24%          9.52%          --           --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                $ 1,521,288    $ 1,572,812      $ 675,520    $ 339,990    $ 345,200
-----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premium on fixed income securities. Additionally, the Portfolio reclassified net losses realized on prepayments received on mortgage-backed securities that were previously included in realized gains/losses to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in the ratio of net investment income to average net assets from 7.51% to 5.91%.

(2)  Represents less than 0.01%.

* Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        SEE NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS PORTFOLIO as of December 31, 2003
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Government Obligations Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York in 1992, seeks to achieve a high current return by investing primarily in mortgage-backed securities (MBS) issued, backed or otherwise guaranteed by the U.S. government or its agencies or instrumentalities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At December 31, 2003, the Eaton Vance Government Obligations Fund had a 95% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Seasoned mortgage backed, pass-through securities are valued using an independent matrix pricing system applied by the adviser which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates provided by dealers. Debt securities (other than seasoned mortgage backed, pass-through securities) are normally valued on the basis of valuations furnished by dealers or a pricing service. Options are valued at last sale price on a U.S. exchange or board of trade or, in the absence of a sale, at the mean between the last bid and asked price. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Securities for which there is no such quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates value.

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

   C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the year ended December 31, 2003, $1,504 in credit balances were used to reduce the Portfolio's custodian fee.

   E WRITTEN OPTIONS -- Upon the writing of a call or a put option, an amount equal to the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written in accordance with the Portfolio's policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

   F PURCHASED OPTIONS -- Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio's policies on investment valuations discussed above. If an option which the Portfolio has purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If a Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

   G FINANCIAL FUTURES CONTRACTS -- Upon entering into a financial futures contract, the Portfolio is required to deposit an amount (initial margin) either in cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying securities, and are recorded for book purposes as unrealized gains or losses by the Portfolio.

   If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   H OTHER -- Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are computed based on the specific identification of securities sold.

   I USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   J INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   K STATEMENT OF CASH FLOWS -- The cash amount shown in the Statement of Cash Flows is the amount included in the Portfolio's Statement of Assets and Liabilities and represents cash on hand at its custodian and does not include any short-term investments at December 31, 2003.

2  PURCHASES AND SALES OF INVESTMENTS

   Purchases and sales of investments, other than short-term obligations and including paydowns, aggregated $1,660,971,204 and $1,433,912,999, respectively.

3  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the monthly rate of 0.0625% (0.75% per annum) of the Portfolio's average daily net assets up to $500 million, 0.6875% (per annum) from $500 million to $1 billion, 0.6250% (per annum) from $1 billion to $1.5 billion, 0.5625% (per annum) from $1.5 billion to $2 billion and at reduced rates as daily net assets exceed that level. For the year ended December 31, 2003, the fee was equivalent to 0.67% of the Portfolio's average net assets for such period and amounted to $11,983,292. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2003, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

4  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The average daily loan balance for the year ended December 31, 2003 was $8,333,973 and the average interest rate was 1.63%.

5  SECURITIES LENDING AGREEMENT

   The Portfolio has established a securities lending agreement with brokers in which the Portfolio lends portfolio securities to a broker in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to the market value of the securities on loan. Under the agreement, the Portfolio continues to earn interest on the securities loaned. Collateral received is generally cash, and the Portfolio invests the cash and receives any interest on the amount invested but it must also pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio offsets a portion of the interest income received and amounted to $3,792,118 for the year ended December 31, 2003. At December 31, 2003, the value of the securities loaned and the value of the collateral amounted to $362,913,753 and $372,130,748, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on the loans.

6  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2003, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                              $   1,869,371,789
   -------------------------------------------------------------
   Gross unrealized appreciation               $      14,206,535
   Gross unrealized depreciation                      (5,775,640)
   -------------------------------------------------------------
   NET UNREALIZED APPRECIATION                 $       8,430,895
   -------------------------------------------------------------

7  FINANCIAL INSTRUMENTS

   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at December 31, 2003 is as follows:

   FUTURES CONTRACTS

   EXPIRATION                                                            NET UNREALIZED
   DATE(S)          CONTRACTS                            POSITION        DEPRECIATION
   ----------------------------------------------------------------------------------------
   3/04             3,700 US Treasury Five Year Note     Short           $ (911,828)

   At December 31, 2003, the Portfolio had sufficient cash and/or securities to cover margin requirements on any open futures contracts.

GOVERNMENT OBLIGATIONS PORTFOLIO as of December 31, 2003
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF GOVERNMENT OBLIGATIONS PORTFOLIO

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations, of changes in net assets and of cash flows and the supplementary data present fairly, in all material respects, the financial position of Government Obligations Portfolio (the "Portfolio") at December 31, 2003, and the results of its operations, the changes in its net assets, its cash flows and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 24, 2004

EATON VANCE GOVERNMENT OBLIGATIONS FUND
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Government Obligations Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

                      POSITION(S)      TERM OF                                      NUMBER OF PORTFOLIOS
                       WITH THE       OFFICE AND                                       IN FUND COMPLEX
     NAME AND          TRUST AND      LENGTH OF        PRINCIPAL OCCUPATION(S)           OVERSEEN BY
   DATE OF BIRTH     THE PORTFOLIO     SERVICE         DURING PAST FIVE YEARS            TRUSTEE(1)        OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

Jessica M. Bibliowicz   Trustee       Since 1998    Chairman, President and Chief            193             Director of National
                                                    Executive Officer of National                             Financial Partners
11/28/59                                            Financial Partners (financial
                                                    services company) (since
                                                    April 1999). President and
                                                    Chief Operating Officer of
                                                    John A. Levin & Co. (registered
                                                    investment adviser) (July 1997
                                                    to April 1999) and a Director
                                                    of Baker, Fentress & Company,
                                                    which owns John A. Levin & Co.
                                                    (July 1997 to April 1999).
                                                    Ms. Bibliowicz is an interested
                                                    person because of her
                                                    affiliation with a brokerage
                                                    firm.

James B. Hawkes         Trustee       Trustee of    Chairman, President and Chief            195                Director of EVC
11/9/41                               the Trust     Executive Officer of BMR, EVC,
                                      since 1991;   EVM and EV; Director of EV;
                                      of the        Vice President and Director of
                                      Portfolio     EVD. Trustee and/or officer of
                                      since 1992    195 registered investment
                                                    companies in the Eaton Vance
                                                    Fund Complex. Mr. Hawkes is an
                                                    interested person because of
                                                    his positions with BMR, EVM,
                                                    EVC and EV, which are
                                                    affiliates of the Fund and the
                                                    Portfolio.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III    Trustee       Trustee of    Jacob H. Stiff Professor of              195           Director of Tiffany & Co.
                                      the Trust     Investment Banking Emeritus,                           (specialty retailer) and
2/23/35                               since 1986;   Harvard University Graduate                                   Telex, Inc.
                                        of the      School of Business                                        (telecommunication
                                      Portfolio     Administration.                                            services company)
                                      since 1993

William H. Park         Trustee       Since 2003    President and Chief Executive            192                     None
9/19/47                                             Officer, Prizm Capital
                                                    Management, LLC (investment
                                                    management firm) (since 2002).
                                                    Executive Vice President and
                                                    Chief Financial Officer,
                                                    United Asset Management
                                                    Corporation (a holding company
                                                    owning institutional
                                                    investment management firms)
                                                    (1982-2001).

Ronald A. Pearlman      Trustee       Since 2003    Professor of Law, Georgetown             192                     None
7/10/40                                             University Law Center (since
                                                    1999). Tax Partner, Covington &
                                                    Burling, Washington, DC
                                                    (1991-2000).

                      POSITION(S)      TERM OF                                      NUMBER OF PORTFOLIOS
                       WITH THE       OFFICE AND                                       IN FUND COMPLEX
     NAME AND          TRUST AND      LENGTH OF        PRINCIPAL OCCUPATION(S)           OVERSEEN BY
   DATE OF BIRTH     THE PORTFOLIO     SERVICE         DURING PAST FIVE YEARS            TRUSTEE(1)        OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)

Norton H. Reamer        Trustee       Trustee of    President, Chief Executive               195                   None
9/21/35                               the Trust     Officer and a Director of Asset
                                      since 1986;   Management Finance Corp. (a
                                       of the       specialty finance company
                                      Portfolio     serving the investment
                                      since 1993    management industry) (since
                                                    October 2003). President,
                                                    Unicorn Corporation (an
                                                    investment and financial
                                                    advisory services company)
                                                    (since September 2000).
                                                    Formerly, Chairman, Hellman,
                                                    Jordan Management Co., Inc. (an
                                                    investment management company)
                                                    (2000-2003). Formerly, Advisory
                                                    Director of Berkshire Capital
                                                    Corporation (investment banking
                                                    firm) (2002-2003). Formerly,
                                                    Chairman of the Board, United
                                                    Asset Management Corporation (a
                                                    holding company owning
                                                    institutional investment
                                                    management firms) and Chairman,
                                                    President and Director, UAM
                                                    Funds (mutual funds)
                                                    (1980-2000).

Lynn A. Stout           Trustee       Since 1998    Professor of Law, University of          195                   None
9/14/57                                             California at Los Angeles
                                                    School of Law (since July
                                                    2001). Formerly, Professor of
                                                    Law, Georgetown University Law
                                                    Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                              POSITION(S)              TERM OF
                                WITH THE              OFFICE AND
       NAME AND                TRUST AND              LENGTH OF                          PRINCIPAL OCCUPATION(S)
    DATE OF BIRTH            THE PORTFOLIO             SERVICE                            DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.      President of the Trust       Since 2002      Executive Vice President of EVM, BMR, EVC and EV; Chief
5/31/58                                                               Investment Officer of EVM and BMR and Director of EVC. Chief
                                                                      Executive Officer of Belair Capital Fund LLC, Belcrest
                                                                      Capital Fund LLC, Belmar Capital Fund LLC, Belport Capital
                                                                      Fund LLC and Belrose Capital Fund LLC (private investment
                                                                      companies sponsored by EVM). Officer of 54 registered
                                                                      investment companies managed by EVM or BMR.

William H. Ahern, Jr.        Vice President           Since 1995      Vice President of EVM and BMR. Officer of 35 registered
7/28/59                       of the Trust                            investment companies managed by EVM or BMR.

Thomas J. Fetter             Vice President           Since 1997      Vice President of EVM and BMR. Trustee and President of The
8/20/43                       of the Trust                            Massachusetts Health & Education Tax-Exempt Trust. Officer of
                                                                      127 registered investment companies managed by EVM or BMR.

Michael R. Mach              Vice President           Since 1999      Vice President of EVM and BMR. Previously, Managing Director
7/15/47                       of the Trust                            and Senior Analyst for Robertson Stephens (1998-1999).
                                                                      Officer of 26 registered investment companies managed by EVM or BMR.

Robert B. MacIntosh          Vice President           Since 1998      Vice President of EVM and BMR. Officer of 127 registered
1/22/57                       of the Trust                            investment companies managed by EVM or BMR.

Duncan W. Richardson         Vice President           Since 2001      Senior Vice President and Chief Equity Investment Officer of
10/26/57                      of the Trust                            EVM and BMR. Officer of 42 registered investment companies managed by EVM or BMR.

Walter A. Row, III           Vice President           Since 2001      Director of Equity Research and a Vice President of EVM and
7/20/57                       of the Trust                            BMR. Officer of 22 registered investment companies managed by
                                                                      EVM or BMR.

Judith A. Saryan             Vice President           Since 2003      Vice President of EVM and BMR. Previously, Portfolio Manager
8/21/54                       of the Trust                            and Equity Analyst for State Street Global Advisers
                                                                      (1980-1999). Officer of 25 registered investment companies managed by EVM or BMR.

                              POSITION(S)              TERM OF
                               WITH THE               OFFICE AND
      NAME AND                 TRUST AND              LENGTH OF                          PRINCIPAL OCCUPATION(S)
    DATE OF BIRTH            THE PORTFOLIO             SERVICE                            DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
Susan Schiff                Vice President          Vice President    Vice President of EVM and BMR. Officer of 26 registered
3/13/61                                           of the Trust since  investment companies managed by EVM or BMR.
                                                        2002;
                                                   of the Portfolio
                                                      since 1993

Mark Venezia                   President            Since 2002(2)     Vice President of EVM and BMR. Officer of 3 registered
5/23/49                    of the Portfolio                           investment companies managed by EVM or BMR.

Alan R. Dynner                 Secretary              Since 1997      Vice President, Secretary and Chief Legal Officer of BMR,
10/10/40                                                              EVM, EVD, EV and EVC. Officer of 195 registered investment companies managed by EVM or BMR.

Barbara E. Campbell            Treasurer            Since 2002(2)     Vice President of EVM and BMR. Officer of 195 registered
6/19/57                    of the Portfolio                           investment companies managed by EVM or BMR.

James L. O'Connor              Treasurer              Since 1989      Vice President of BMR, EVM and EVD. Officer of 116 registered
4/1/45                       of the Trust                             investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2) Prior to 2002, Mr. Venezia served as Vice President of the Portfolio since 1993 and Ms. Campbell served as Assistant Treasurer of the Portfolio since 1998.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.26

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended December 31, 2002, and 2003 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

YEARS ENDED DECEMBER 31,                     2003               2002
-----------------------------------------------------------------------
Audit Fees                                $   49,875         $   43,975

Audit-Related Fees(1)                              0                  0

Tax Fees(2)                                    8,555              6,585

All Other Fees(3)                                  0                  0
                                          -----------------------------

Total                                     $   58,430         $   50,560
                                          =============================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.
(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) Aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed by the registrant's principal accountant for services rendered to the registrant for each of the registrant's last two fiscal years (2002 and 2003) were $ 6,585 and $8,555, respectively. Aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed by the registrant's principal accountant for services rendered to the Eaton Vance organization (which includes the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant) for each of the registrant's last two fiscal years (2002 and 2003) were $0 and $0, respectively.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GOVERNMENT OBLIGATIONS PORTFOLIO


By:   /s/ Mark Venezia
      -----------------------------
      Mark Venezia
      President


Date: February 11, 2004
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ Barbara E. Campbell
      -----------------------------
      Barbara E. Campbell
      Treasurer


Date: February 11, 2004
      -----------------


By:   /s/ Mark Venezia
      -----------------------------
      Mark Venezia
      President


Date: February 11, 2004
      -----------------